Supplement to the
Multimedia Portfolio
April 29, 2017
As Revised July 28, 2017
Summary Prospectus

Effective December 18, 2017, the redemption fee for Multimedia Portfolio has been removed.

BAM-SUM-17-01 1.9886530.100	November 17, 2017